UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401

(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 410-266-9110

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

G IORDANO F UND

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Shares	Market Value (Note 1)		Shares or Principal	Market Value (Note 1)

COMMON STOCK - 73.05%			Telecommunications - 7.66%
			AT&T, Inc.	3,000	$ 124,500
Banks - 7.12%			Verizon Communications Inc.	1,400	57,638
Bank of America Corporation	1,700	$ 83,113			182,138
United Bankshares, Inc.	1,200	38,160
Whitney Holding Corporation	1,600	48,160	Total Common Stocks (Cost $1,571,925)		1,737,652
		169,433
Chemicals - 10.29%			EXCHANGE TRADED FUNDS - 5.96%
El Du Pont de Nemours &
Company	1,700	86,428	Midcap SPDR Trust Series 1	500	81,475
Lyondell Chemical Company	2,000	74,240	SPDR Trust Series 1	400	60,172
The Dow Chemical Company	1,900	84,018
		244,686	Total Exchange Traded Funds (Cost $118,636)		141,647
Environmental Control - 2.95%
Waste Management Inc.	1,800	70,290	INVESTMENT COMPANY - 5.63%
			Evergreen Institutional Money Market Fund, 5.22%
Forest Products & Paper - 3.38%			(Cost $133,824)	133,824	133,824
Wausau Paper Corporation	6,000	80,400
			CORPORATE OBLIGATIONS - 11.56%
Gas Distribution - 2.29%			ß	Empire Corporation, 10.00%, 05/01/2012
UGI Corporation	2,000	54,560	(Cost $275,000)	$275,000	$ 275,000

Healthcare - Products - 3.37%			Total Investments (Cost $2,099,385) - 96.20%		$ 2,288,123
Johnson & Johnson	1,300	80,106	Other Assets less Liabilities - 3.80%		90,503

Metal Fabricate/Hardware - 3.95%			Net Assets - 100.00%		$ 2,378,626
The Timken Company	2,600	93,886
			ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture at a cost of $275,000. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at June 30, 2007 is $275,000, which represents 11.56% of net assets. See Note 2 for more information on Restricted Securities.

Miscellaneous Manufacturing - 10.63%
3M Company	800	69,432
General Electric Company	2,000	76,560
Honeywell International Inc.	1,900	106,932
		252,924
Oil & Gas - 8.16%
Chevron Corporation	1,000	84,240
ConocoPhillips	1,400	109,900
		194,140
Packaging & Containers - 4.50%
Sonoco Products Company	2,500	107,025

Pharmaceuticals - 4.70%
Eli Lilly & Company	2,000	111,760

Semiconductors - 4.05%
Microchip Technology
Incorporated	2,600	96,304
			(Continued)

G IORDANO F UND

Schedule of Investments
(Unaudited)

As of June 30, 2007

Summary of Investments by Industry
	% of Net Assets	Market Value

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value

Industry
Banks	7.12%	$ 169,433
Chemicals	10.29%	244,686
Corporate Obligations	11.56%	275,000
Environmental Control	2.95%	70,290
Exchange Traded Funds	5.96%	141,647
Forest Products & Paper	3.38%	80,400
Gas Distribution	2.29%	54,560
Healthcare - Products	3.37%	80,106
Investment Company	5.63%	133,824
Metal Fabricate/Hardware	3.95%	93,886
Miscellaneous Manufacturing	10.63%	252,924	.
Oil & Gas	8.16%	194,140
Packaging & Containers	4.50%	107,025
Pharmaceuticals	4.70%	111,760
Semiconductors	4.05%	96,304
Telecommunications	7.66%	182,138
Total	96.20%	$2,288,123

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

			Note 2 - Restricted Securities

Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Aggregate gross unrealized appreciation		$ 213,635
Aggregate gross unrealized depreciation		(24,897)

Net unrealized appreciation		$ 188,738

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano, Trustee, President,

Treasurer, Principal Executive Officer

and Principal Financial Officer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano Trustee, President,

Treasurer, Principal Executive Officer

and Principal Financial Officer

Giordano Investment Trust

Date: August 23, 2007